Unaudited Interim Condensed Consolidated Statements of Profit and Loss - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023
Profit or loss [abstract]
Revenue	R 1,081,825	R 996,787
Cost of sales	(334,416)	(370,248)
Gross profit	747,409	626,539
Other income	1,682	2,328
Operating expenses	(449,344)	(404,493)
Sales and marketing	(140,248)	(124,705)
General and Administration	(221,494)	(198,263)
Research and development	(57,609)	(49,651)
Expected credit losses on financial assets	(29,993)	(31,874)
Operating profit	299,747	224,374
Finance income	11,213	10,878
Finance costs	(5,634)	(2,174)
Profit before taxation	305,326	233,078
Taxation	(80,043)	(71,131)
Profit for the quarter	225,283	161,947
Profit attributable to:
Owners of the parent	221,584	157,481
Non-controlling interest	3,699	4,466
Total Profit	R 225,283	R 161,947
Earnings per share
Basic earnings per share (ZAR) (in Rand per share)	R 7.17	R 5.09